Average Annual Total Returns - StrategicAdvisersInternationalFund-PRO - StrategicAdvisersInternationalFund-PRO - Strategic Advisers International Fund	Apr. 29, 2023
Strategic Advisers International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.47%)
Past 5 years	2.04%
Past 10 years	5.06%
Strategic Advisers International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.20%)
Past 5 years	0.90%
Past 10 years	4.18%
Strategic Advisers International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.59%)
Past 5 years	1.61%
Past 10 years	4.05%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%